Short Term and Long Term Debt and Equity Investment Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Schedule of Trading Securities and Other Trading Assets [Line Items]
Short-term investment in debt and equity securities, available-for-sale securities	¥ 10,000
Long-term investment in debt and equity securities, available-for-sale securities	735,631		500,720
Aggregate Fair Value	745,631		500,720
Short-term investment in debt and equity securities, held-to-maturity	105,900		43,893
Long-term investment in debt and equity securities, held-to-maturity	2,581		5,770
Held-to-maturity Securities, Total	108,481	[1]	49,663
Short-term investment in debt and equity securities	115,900		43,893
Long-term investment in debt and equity securities	738,212		506,490
Total	¥ 854,188		¥ 550,461

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.